Statements of Operation (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue
Metal cutting	$ 165,640	$ 22,529	$ 274,290	$ 48,184	$ 138,560	$ 34,572
License fees	23,333	23,333	46,666	96,666	243,332	146,666
Total Revenue	188,973	45,862	320,956	144,850	381,892	2,036,238
Direct Costs	117,733	14,322	183,208	35,596	42,946	729,945
Gross Profit	71,240	31,540	137,748	109,254	338,946	1,306,293
Operating Expenses:
Advertising	11,658	20,306	38,320	33,819	63,747	74,017
Selling	159,731	99,260	283,515	185,278	338,572	245,664
Professional: technical	14,456		18,201	390	8,709	7,735
Professional: legal and accounting	134,985	69,187	221,690	139,475	655,314	115,287
Rent and overhead	42,520	20,551	83,300	48,786	126,738	79,478
Office and administration	642,061	268,093	957,181	350,107	1,031,690	293,258
Investor relations	49,193	7,812	84,475	16,322	94,435	64,551
Stock compensation	1,021,525	259,400	1,027,523	360,640	787,990	262,251
Research and development	64,216	60,445	113,873	77,504	84,304	65,574
Depreciation and amortization	97,742	19,633	169,257	35,542	84,166	56,930
Total Operating Expenses	2,238,087	824,687	2,997,335	1,247,863	3,275,665	1,264,745
Operating Income (Loss)	(2,166,847)	(793,147)	(2,859,587)	(1,138,609)	(2,936,719)	41,548
Other Income and (Expense)
Interest	594	(7)	(1,028)	42	(343)	(1,548)
Total Other (Income) Expense	594	(7)	(1,028)	42	(343)	(1,548)
Net Income (Loss) before tax benefit	(2,166,253)	(793,154)	(2,860,615)	(1,138,567)	(2,937,062)	40,000
Provision for Income Taxes		(294,100)		(424,100)	0	16,400
Net Income (loss)	$ (2,166,253)	$ (499,054)	$ (2,860,615)	$ (714,467)	$ (2,937,062)	$ 23,600
Loss per share:
Basic and dilutive	$ (0.12)	$ (0.04)	$ (0.17)	$ (0.06)
Basic					$ (0.22)	$ 0
Diluted					$ (0.22)	$ 0
Weighted average common shares:
Basic and dilutive	17,613,154	12,446,351	16,544,172	12,397,045
Basic					13,143,481	11,369,728
Diluted					13,143,481	11,369,728